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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08216

                  PIMCO Strategic Global Government Fund, Inc.
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: January 31

         Date of reporting period:  July 1, 2010 through June 30, 2011

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Item 1: Proxy Voting Record

Registrant : PIMCO Strategic Global Government Fund, Inc.
Fund Name : PIMCO Strategic Global Government Fund, Inc.



SemGroup Corp.
Ticker           Security ID:                          Meeting Date             Meeting Status
SEMG             CUSIP 81663A105                       05/25/2011               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1                Elect Director Ronald A. Ballschmiede Mgmt        For         For         For
2                Elect Director Sarah M. Barpoulis     Mgmt        For         For         For
3                Elect Director John F. Chlebowski     Mgmt        For         For         For
4                Elect Director Stanley C. Horton      Mgmt        For         For         For
5                Elect Director Karl F. Kurz           Mgmt        For         For         For
6                Elect Director Thomas R. McDaniel     Mgmt        For         For         For
7                Elect Director Norman J. Szydlowski   Mgmt        For         For         For
8                Advisory Vote to Ratify Named         Mgmt        For         For         For
                  Executive Officers'
                  Compensation

9                Advisory Vote on Say on Pay Frequency Mgmt        One Year    One Year    For
10               Ratify Auditors                       Mgmt        For         For         For






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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                PIMCO Strategic Global Government Fund, Inc.

By (Signature and Title)*:   /s/ Brian Shlissel
                             ---------------------------------------------
                             Name:  Brian  Shlissel
                             Title: President and Chief Executive Officer

Date: August 29, 2011

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*  Print the name and title of each signing officer under his or her signature.